UNAUDITED QUARTERLY FINANCIAL DATA (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Limited Partners' Capital Account [Line Items]
Revenues	$ 112,414	$ 115,201	$ 86,855	$ 86,087	$ 114,252	$ 94,152	$ 93,063	$ 85,702	$ 400,557	$ 387,169	$ 326,160
Net (loss) income attributable to SMLP	(220,468)	23,604	2,985	1,667	(37,686)	6,113	4,036	3,545	(192,212)	(23,992)	43,584
Less net (loss) income attributable to general partner, including IDRs	(2,469)	2,408	1,891	1,568	689	1,204	801	431	3,398	3,125	1,035
Net (loss) income attributable to limited partners	(217,999)	21,196	$ 1,094	$ 99	(38,375)	$ 4,909	$ 3,235	$ 3,114	(195,610)	(27,117)	42,549
(Loss) earnings per limited partner unit:
Goodwill impairment	248,900				54,200				248,851	54,199	0
Long-lived asset impairment	$ 1,600	$ 7,700			$ 5,500				9,305	5,505	0
Common units
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners									$ (125,437)	$ (16,324)	$ 23,227
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ (3.28)	$ 0.32	$ 0.05	$ 0.00	$ (0.65)	$ 0.08	$ 0.05	$ 0.08	$ (3.20)	$ (0.49)	$ 0.86
Diluted (in dollars per share)	(3.28)	0.32	0.05	0.00	(0.65)	0.08	0.05	0.08	$ (3.20)	$ (0.49)	$ 0.86
Subordinated units
Limited Partners' Capital Account [Line Items]
Net (loss) income attributable to limited partners									$ (70,173)	$ (10,793)	$ 19,322
(Loss) earnings per limited partner unit:
Basic (in dollars per share)	$ (3.28)	$ 0.32	$ (0.03)	$ 0.00	$ (0.65)	$ 0.08	$ 0.05	$ 0.02	$ (2.88)	$ (0.44)	$ 0.79
Diluted (in dollars per share)									$ (2.88)	$ (0.44)	$ 0.79
Previously Reported
Limited Partners' Capital Account [Line Items]
Revenues		$ 103,249	$ 77,274	$ 68,579		$ 79,030	$ 80,796	$ 76,202
Bison Midstream | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues		3,308	3,670	4,056		5,260	4,665	4,399
Polar and Divide Drop Down | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues		0	0	8,582		5,754	5,188	3,179
Drop Down Assets 2016 Acquisition | Adjustment
Limited Partners' Capital Account [Line Items]
Revenues		$ 8,644	$ 5,911	$ 4,870		$ 4,108	$ 2,414	$ 1,922